Lincoln Financial Group 150 N. Radnor-Chester Road Radnor, Pennsylvania 19087

Phone: 484-583-8083

Email: sam.goldstein@LFG.com

VIA EDGAR

June 12, 2017

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant: Lincoln Variable Insurance Products Trust (“Registrant”)

                                       On behalf of the following series:

                                       LVIP Wellington Capital Growth Fund

File Nos.: 033-70742 and 811-08090

Dear Sir or Madam:

Attached for filing on behalf of the Trust, pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits of certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (“XBRL”). The XBRL exhibits reflect the risk/return summary disclosure that was included in the Registrant’s Prospectus dated May 1, 2017, relating solely to the LVIP, a series of the Registrant, which was filed with the U.S. Securities and Exchange Commission via the EDGAR system on June 9, 2017 (SEC Accession No. 0001193125-17-196582) pursuant to Rule 497(e) under the 1933 Act.

Please contact me at the number indicated above if you have any questions or comments about this filing.

Sincerely,

/s/ Samuel K. Goldstein
Samuel K. Goldstein, Esq.
Senior Counsel—Funds Management

cc:	Ronald A. Holinsky, Chief Counsel